Benefit Plans, Allocation of Plan Assets (Details)	Dec. 31, 2022	Dec. 31, 2021
Retirement Plan [Member]
Major categories of pension and postretirement benefit plan assets [Abstract]
Total asset allocation	100.00%	100.00%
Retirement Plan [Member] | Debt Securities [Member]
Major categories of pension and postretirement benefit plan assets [Abstract]
Total asset allocation	30.00%	33.00%
Retirement Plan [Member] | Equity Securities [Member]
Major categories of pension and postretirement benefit plan assets [Abstract]
Total asset allocation	59.00%	62.00%
Retirement Plan [Member] | Other [Member]
Major categories of pension and postretirement benefit plan assets [Abstract]
Total asset allocation	11.00%	5.00%
Postretirement Benefits [Member]
Major categories of pension and postretirement benefit plan assets [Abstract]
Total asset allocation	100.00%	100.00%
Postretirement Benefits [Member] | Debt Securities [Member]
Major categories of pension and postretirement benefit plan assets [Abstract]
Total asset allocation	29.00%	32.00%
Postretirement Benefits [Member] | Equity Securities [Member]
Major categories of pension and postretirement benefit plan assets [Abstract]
Total asset allocation	57.00%	63.00%
Postretirement Benefits [Member] | Other [Member]
Major categories of pension and postretirement benefit plan assets [Abstract]
Total asset allocation	14.00%	5.00%
Pension and Postretirement Plans [Member] | Debt Securities [Member] | Minimum [Member]
Assets target allocations [Abstract]
Target allocations range	25.00%
Pension and Postretirement Plans [Member] | Debt Securities [Member] | Maximum [Member]
Assets target allocations [Abstract]
Target allocations range	40.00%
Pension and Postretirement Plans [Member] | Equity Securities [Member] | Minimum [Member]
Assets target allocations [Abstract]
Target allocations range	50.00%
Pension and Postretirement Plans [Member] | Equity Securities [Member] | Maximum [Member]
Assets target allocations [Abstract]
Target allocations range	70.00%
Pension and Postretirement Plans [Member] | Other [Member] | Minimum [Member]
Assets target allocations [Abstract]
Target allocations range	0.00%
Pension and Postretirement Plans [Member] | Other [Member] | Maximum [Member]
Assets target allocations [Abstract]
Target allocations range	10.00%